SCHEDULE OF WARRANTS EXERCISE PRICE RANGE (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding	43
Weighted Average Remaining Contractual Term (in years)	2 years 7 months 6 days
Vested and Exercisable	43
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding	43	58	58
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 52.71	$ 52.09	$ 52.09
Employee [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	52.71
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 52.71
$36.00 - $47.99 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding	5
Weighted Average Remaining Contractual Term (in years)	1 year 1 month 6 days
Vested and Exercisable	5
$36.00 - $47.99 [Member] | Employee [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 45.92
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 45.92
$48.00 - $59.99 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding	36
Weighted Average Remaining Contractual Term (in years)	2 years 10 months 24 days
Vested and Exercisable	36
$48.00 - $59.99 [Member] | Employee [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 52.67
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 52.67
$60.00 - $70.80 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding	2
Weighted Average Remaining Contractual Term (in years)	1 year 4 months 24 days
Vested and Exercisable	2
$60.00 - $70.80 [Member] | Employee [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 70.80
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)	70.80
Minimum [Member] | $36.00 - $47.99 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	36.00
Minimum [Member] | $48.00 - $59.99 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	48.00
Minimum [Member] | $60.00 - $70.80 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	60.00
Maximum [Member] | $36.00 - $47.99 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	47.99
Maximum [Member] | $48.00 - $59.99 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	59.99
Maximum [Member] | $60.00 - $70.80 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	$ 70.80